Note 21 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 26,143	$ 14,550
Gross net operating loss not recognized	335	168
Net operating loss carry foward	25,808	14,382
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Pre-tax losses carryforward	10,876	1,620
Pre-tax losses not recognized	6,933	1,620
Pre-tax losses recognized	3,943	0
Foreign Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	46,504	17,515
Gross net operating loss not recognized	0	932
Net operating loss carry foward	46,504	16,583
Foreign Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Capital Loss Carryforward [Member]
Pre-tax losses carryforward	2,271	0
Pre-tax losses not recognized	2,271	0
Pre-tax losses recognized	0	0
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	98,752	93,654
Gross net operating loss not recognized	72,243	66,777
Net operating loss carry foward	26,509	26,877
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Pre-tax losses carryforward	5,948	5,516
Pre-tax losses not recognized	5,948	5,516
Pre-tax losses recognized	$ 0	$ 0